UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

Unlimited HFEQ Equity Long/Short ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Unlimited HFEQ Equity Long/Short ETF

Ticker: HFEQ (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Unlimited HFEQ Equity Long/Short ETF (the "Fund") for the period July 14, 2025 to August 31, 2025. You can find additional information about the Fund at www.unlimitedetfs.com/hfeq. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFEQ Equity Long/Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFEQ Equity Long/Short ETF	$13	0.95%

The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFEQ Equity Long/Short ETF - $10,397
S&P 500® Total Return Index - $10,322
$10,400
$10,300
$10,200
$10,100
$10,000
7/14/2025
7/31/2025
8/31/2025

Annual Performance

Annualized Returns for the Period Ended August 31, 2025	Since Inception (7/14/2025)
Unlimited HFEQ Equity Long/Short ETF	3.97%
S&P 500® Total Return Index	3.22%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.unlimitedetfs.com/hfeq for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 3.97% since inception from 7/14/25 to 8/31/25, while the S&P 500 total return during this period was 3.22%. During the period, the Fund's largest positions were primarily in U.S. equity markets which rallied partially due to expectations of the Fed lowering rates in the near term.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the long/short equity hedge fund sub-strategy. The Fund held a diverse set of global equity positions in line with this objective during the period, including non-U.S. equities, factor ETFs, and sector ETFs. Global equities, factor ETFs, and certain sector ETFs performed well during the period, contributing to the Fund’s strong performance relative to the benchmark.

Unlimited HFEQ Equity Long/Short ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$10,397
Number of Holdings	21
Total Advisory Fee	$5,572
Portfolio Turnover Rate	125%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown - Total Investments

(% of total net assets)

Top Investments	Notional Exposure % of notional value
E-mini Nasdaq-100 Index	13.1%
MSCI Emerging Markets Index	9.6%
Vanguard US Momentum Factor ETF	7.8%
E-mini S&P Financial Select Sector	7.3%
Industrial Select Sector SPDR Fund	7.0%
MSCI EAFE Index	6.5%
Euro STOXX 50 Dividend Index	6.4%
Utilities Select Sector SPDR Fund	5.2%
Vanguard Value ETF	5.0%
E-mini S&P Real Estate Select Sector	-8.2%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfeq.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFGM Global Macro ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Unlimited HFGM Global Macro ETF

Ticker: HFGM (Listed on New York Stock Exchange LLC)

This annual shareholder report contains important information about the Unlimited HFGM Global Macro ETF (the "Fund") for the period April 14, 2025 to August 31, 2025. You can find additional information about the Fund at www.unlimitedetfs.com/hfgm. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFGM Global Macro ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFGM Global Macro ETF	$39	0.95%

The Fund commenced operations on April 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFGM Global Macro ETF - $11,900
Bloomberg U.S. Aggregate Bond Index - $10,325
$12,000
$11,750
$11,500
$11,250
$11,000
$10,750
$10,500
$10,250
$10,000
4/14/2025
4/30/2025
5/31/2025
6/30/2025
7/31/2025
8/31/2025

Annual Performance

Annualized Returns for the Period Ended August 31, 2025	Since Inception (4/14/2025)
Unlimited HFGM Global Macro ETF	19.00%
Bloomberg U.S. Aggregate Bond Index	3.25%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.unlimitedetfs.com/hfgm for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 19.00% since inception from 4/14/25 to 8/31/25, while the Bloomberg U.S. Aggregate Bond Index return during this period returned 3.25%. During the period, the Fund's largest positions were in global equity markets and precious metals, which rallied amid expectations of easing rates and geopolitical tensions.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the global macro hedge fund sub-strategy. The Fund held a diverse set of global asset positions in line with this objective during the period, including non-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark. Some positions on global currencies detracted from performance.

Unlimited HFGM Global Macro ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$34,808
Number of Holdings	30
Total Advisory Fee	$60,178
Portfolio Turnover Rate	65%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown - Total Investments

(% of total net assets)

Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	26.79%
British Pound/U.S. Dollar Cross Currency Rate	10.02%
Live Cattle(a)	7.28%
iBoxx Bond Index	7.22%
Gold(a)	2.59%
Nikkei 225 Index	2.47%
MSCI EAFE Index	1.68%
Japanese Yen/U.S. Dollar Cross Currency Rate	-2.26%
Swiss Franc/U.S. Dollar Cross Currency Rate	-2.42%
U.S. Treasury 5 Year Notes	-5.21%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective July 16, 2025, the listing exchange for shares of the Fund changed from NYSE Arca, Inc. to New York Stock Exchange LLC. Also, effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfgm.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFMF Managed Futures ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Unlimited HFMF Managed Futures ETF

Ticker: HFMF (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Unlimited HFMF Managed Futures ETF (the "Fund") for the period July 14, 2025 to August 31, 2025. You can find additional information about the Fund at www.unlimitedetfs.com/hfmf. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFMF Managed Futures ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFMF Managed Futures ETF	$13	0.95%

The Fund commenced operations on July 14, 2025. Expenses for a full reporting period would be higher than the figures shown.

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFMF Managed Futures ETF - $10,380
Bloomberg U.S. Aggregate Bond Index - $10,179
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
7/14/2025
7/31/2025
8/31/2025

Annual Performance

Annualized Returns for the Period Ended August 31, 2025	Since Inception (7/14/2025)
Unlimited HFMF Managed Futures ETF	3.80%
Bloomberg U.S. Aggregate Bond Index	1.79%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.unlimitedetfs.com/hfmf for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 3.80% during the period 7/14/25 to 8/31/25, while the Bloomberg U.S. Aggregate Bond Index return during this period returned 1.79%. During the period, the Fund's largest positions were primarily in U.S. equity markets and global currencies which rallied partially due to expectations of the Fed lowering rates in the near term and changing global trade dynamics.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the managed futures hedge fund sub-strategy. The Fund held a diverse set of positions in line with this objective during the period, including U.S. equities, commodities, currencies, and government bonds. Strong equity and commodity performance were among the drivers of the Fund’s strong returns relative to the benchmark.

Unlimited HFMF Managed Futures ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$3,114
Number of Holdings	9
Total Advisory Fee	$2,071
Portfolio Turnover Rate	0%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown - Total Investments

(% of total net assets)

Top Investments	Notional Exposure % of notional value
E-mini S&P 500 Index	37.34%
British Pound/U.S. Dollar Cross Currency Rate	15.16%
Live Cattle(a)	9.83%
Canadian Dollar/U.S. Dollar Cross Currency Rate	8.41%
WTI Crude Oil(a)	1.62%
Sugar #11(a)	0.24%
Soybeans(a)	-2.03%
Japanese Yen/U.S. Dollar Cross Currency Rate	-3.28%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfmf.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unlimited HFND Multi-Strategy Return Tracker ETF Tailored Shareholder Report

annual shareholder report August 31, 2025

Unlimited HFND Multi-Strategy Return Tracker ETF

Ticker: HFND (Listed on New York Stock Exchange LLC)

This annual shareholder report contains important information about the Unlimited HFND Multi-Strategy Return Tracker ETF (the "Fund") for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.unlimitedetfs.com/hfnd/. You can also request this information by contacting us at (844) 986-7700 or by writing to the Unlimited HFND Multi-Strategy Return Tracker ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Unlimited HFND Multi-Strategy Return Tracker ETF	$120	1.16%

Cumulative Performance

(Initial Investment of $10,000)

Unlimited HFND Multi-Strategy Return Tracker ETF - $12,078
Bloomberg U.S. Aggregate Bond Index - $11,457
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
10/10/2022
1/31/2023
5/31/2023
9/30/2023
1/31/2024
5/31/2024
9/30/2024
1/31/2025
5/31/2025
8/31/2025

Annual Performance

Annualized Returns for the Period Ended August 31, 2025	1 year	Since Inception (10/10/2022)
Unlimited HFND Multi-Strategy Return Tracker ETF	7.46%	6.75%
Bloomberg U.S. Aggregate Bond Index	3.14%	4.82%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.unlimitedetfs.com/hfnd/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 7.46% during the fiscal year ending August 31, 2025, while the Bloomberg U.S. Aggregate Bond Index return during this period returned 3.14%. During the period, the Fund's largest positions were in global equity markets and a range of credit assets which rallied amid strong corporate earnings relative to expectations and several rate cuts.

What factors influenced performance?

The Fund held positions that track the risk/return profile of the hedge fund industry. The Fund held a diverse set of global asset positions in line with this objective during the period, including non-U.S. stocks, a range of credit assets, and global commodities. Most of these assets rallied during the period, contributing to the Fund’s outperformance relative to its benchmark.

Unlimited HFND Multi-Strategy Return Tracker ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$28,602
Number of Holdings	41
Total Advisory Fee	$300,737
Portfolio Turnover Rate	295%

What did the Fund invest in?

(as of August 31, 2025)

Sector Breakdown - Total Investments

(% of total net assets)

Top Investments	Notional Exposure % of notional value
iBoxx Bond Index	12.86%
MSCI Emerging Markets Index	5.80%
E-mini S&P 500 Index	5.56%
Bloomberg Commodity Index(a)	4.54%
Vanguard Growth ETF	4.14%
iShares Agency Bond ETF	3.65%
British Pound/U.S. Dollar Cross Currency Rate	2.74%
iShares Convertible Bond ETF	2.58%
MSCI EAFE Index	2.34%
U.S. Treasury 5 Year Notes	-10.67%

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective July 16, 2025, the listing exchange for shares of the Fund changed from NYSE Arca, Inc. to New York Stock Exchange LLC. Also, effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator to each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.unlimitedetfs.com/hfnd/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Unlimited HFEQ Equity Long/Short ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Unlimited HFGM Global Macro ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Unlimited HFMF Managed Futures ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$13,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,000	$3,000
( d ) All Other Fees	N/A	N/A

Unlimited HFND Multi-Strategy Return Tracker ETF

	FYE 8/31/2025	FYE 8/31/2024
( a ) Audit Fees	$19,000	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$6,500	$3,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

August 31, 2025

Tidal Trust I

Unlimited HFEQ Equity Long/Short ETF	| HFEQ	| NYSE Arca, Inc.
Unlimited HFGM Global Macro ETF	| HFGM	| New York Stock Exchange LLC.
Unlimited HFMF Managed Futures ETF	| HFMF	| NYSE Arca, Inc.
Unlimited HFND Multi-Strategy Return Tracker ETF	| HFND	| New York Stock Exchange LLC

Unlimited HFEQ Equity Long/Short ETF

Schedule of Investments

August 31, 2025

EXCHANGE TRADED FUNDS - 84.0%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	851	$197,211
Energy Select Sector SPDR Fund	2,313	209,072
Industrial Select Sector SPDR Fund	11,509	1,749,483
iShares MSCI China ETF	6,826	418,502
SPDR S&P Biotech ETF	348	31,268
SPDR S&P Homebuilders ETF	3,293	375,402
SPDR S&P Retail ETF	1,227	103,301
Utilities Select Sector SPDR Fund	15,390	1,297,685
Vanguard Mid-Cap ETF	3,664	1,062,303
Vanguard Russell 2000 ETF	766	72,870
Vanguard US Momentum Factor ETF	10,773	1,950,667
Vanguard Value ETF	6,889	1,262,203
		8,729,967

TOTAL EXCHANGE TRADED FUNDS (Cost $8,659,397)		8,729,967

SHORT-TERM INVESTMENTS - 26.8%
Money Market Funds - 26.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(a)(b)	2,790,289	2,790,289

TOTAL SHORT-TERM INVESTMENTS (Cost $2,790,289)		2,790,289

TOTAL INVESTMENTS - 110.8% (Cost $11,449,686)		$11,520,256
Liabilities in Excess of Other Assets - (10.8)%		(1,122,839)
TOTAL NET ASSETS - 100.0%		$10,397,417

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFEQ Equity Long/Short ETF

Schedule of Futures Contracts

August 31, 2025

FUTURES CONTRACTS - (0.3)%

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Purchased	Date	Notional Value	(Depreciation)
E-mini Nasdaq-100 Index	7	09/19/25	$3,284,645	$24,862
E-mini S&P 500 Index	1	09/19/25	323,638	85
E-mini S&P Financial Select Sector	11	09/19/25	1,830,290	35,173
Euro STOXX 50 Dividend Index	26	09/19/25	1,631,809	(10,968)
MSCI EAFE Index	12	09/19/25	1,632,660	(3,880)
MSCI Emerging Markets Index	38	09/19/25	2,403,310	(17,689)
Nikkei 225 Index	2	09/11/25	421,000	(17,357)
				10,226

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Sold	Date	Notional Value	(Depreciation)
E-mini S&P Real Estate Select Sector	(40)	09/19/25	$2,071,500	$(43,852)

Net Unrealized Appreciation (Depreciation)				(33,626)

The accompanying notes are an integral part of these financial statements.

Unlimited HFGM Global Macro ETF

Consolidated Schedule of Investments

August 31, 2025

EXCHANGE TRADED FUNDS - 68.3%	Shares	Value
Invesco DB Base Metals Fund	53,579	$1,056,042
iShares MSCI China ETF	21,207	1,300,201
iShares TIPS Bond ETF	77,835	8,652,917
Vanguard Emerging Markets Government Bond ETF(a)	153,430	10,163,203
Vanguard FTSE Europe ETF	3,720	292,020
Vanguard Russell 2000 ETF	24,441	2,325,073
		23,789,456

TOTAL EXCHANGE TRADED FUNDS (Cost $23,056,234)		23,789,456

SHORT-TERM INVESTMENTS - 15.7%
Money Market Funds - 15.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(b)	5,449,889	5,449,889

TOTAL SHORT-TERM INVESTMENTS (Cost $5,449,889)		5,449,889

TOTAL INVESTMENTS - 84.0% (Cost $28,506,123)		$29,239,345
Other Assets in Excess of Liabilities - 16.0%		5,568,765
TOTAL NET ASSETS - 100.0%		$34,808,110

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

Unlimited HFGM Global Macro ETF

Consolidated Schedule of Futures Contracts

August 31, 2025

FUTURES CONTRACTS - 3.7%

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Purchased	Date	Notional Value	(Depreciation)
Arabica Coffee(a)	8	12/18/25	$1,158,300	$107,759
Australian Dollar/U.S. Dollar Cross Currency Rate	12	09/15/25	785,700	3,559
British Pound/U.S. Dollar Cross Currency Rate	192	09/15/25	16,215,600	130,551
Cocoa(a)	15	12/15/25	1,156,500	(47,896)
Copper(a)	4	12/29/25	459,050	1,134
Corn(a)	37	12/12/25	777,463	11,550
E-mini S&P 500 Index	134	09/19/25	43,367,425	462,573
Euro/U.S. Dollar Cross Currency Rate	17	09/15/25	2,488,481	11,478
Gold(a)	12	10/29/25	4,184,640	152,644
iBoxx Bond Index	66	12/01/25	11,693,220	17,540
Live Cattle(a)	123	10/31/25	11,790,780	380,392
MSCI EAFE Index	20	09/19/25	2,721,100	28,996
MSCI Emerging Markets Index	29	09/19/25	1,834,105	14,714
Nikkei 225 Index	19	09/11/25	3,999,500	64,303
Sugar #11(a)	68	09/30/25	1,246,739	(1,888)
U.S. Treasury 10 Year Notes	5	12/19/25	562,500	2,407
U.S. Treasury Long Bonds	5	12/19/25	571,250	(172)
WTI Crude Oil(a)	36	11/20/25	2,267,640	18,004
				1,357,648

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Sold	Date	Notional Value	(Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(35)	09/16/25	$2,551,500	$(310)
Japanese Yen/U.S. Dollar Cross Currency Rate	(43)	09/15/25	3,662,256	(12,060)
Soybeans(a)	(23)	11/14/25	1,212,675	(8,139)
Swiss Franc/U.S. Dollar Cross Currency Rate	(25)	09/15/25	3,913,438	(11,922)
U.S. Treasury 5 Year Notes	(77)	12/31/25	8,429,094	(26,571)
				(59,002)

Net Unrealized Appreciation (Depreciation)				1,298,646

(a)	All or a portion of the investment is a holding of the Unlimited HFGM Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures ETF

Consolidated Schedule of Investments

August 31, 2025

SHORT-TERM INVESTMENTS - 55.4%
Money Market Funds - 55.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(a)(b)	1,724,171	$1,724,171

TOTAL SHORT-TERM INVESTMENTS (Cost $1,724,171)		1,724,171

TOTAL INVESTMENTS - 55.4% (Cost $1,724,171)		$1,724,171
Other Assets in Excess of Liabilities - 44.6%		1,389,962
TOTAL NET ASSETS - 100.0%		$3,114,133

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures ETF

Consolidated Schedule of Futures Contracts

August 31, 2025

FUTURES CONTRACTS - 1.9%

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Purchased	Date	Notional Value	(Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	14	09/15/25	$1,182,388	$10,195
Canadian Dollar/U.S. Dollar Cross Currency Rate	9	09/16/25	656,100	5,225
E-mini S&P 500 Index	9	09/19/25	2,912,737	19,240
Live Cattle(a)	8	10/31/25	766,880	24,918
Sugar #11(a)	1	09/30/25	18,334	(4)
WTI Crude Oil(a)	2	11/20/25	125,980	1,342
				60,916

				Value /
				Unrealized
	Contracts	Expiration		Appreciation
Description	Sold	Date	Notional Value	(Depreciation)
Japanese Yen/U.S. Dollar Cross Currency Rate	(3)	09/15/25	$255,506	$(1,218)
Soybeans(a)	(3)	11/14/25	158,175	(726)
				(1,944)

Net Unrealized Appreciation (Depreciation)				58,972

(a)	All or a portion of the investment is a holding of the Unlimited HFMF Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Investments

August 31, 2025

EXCHANGE TRADED FUNDS - 60.7%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	565	$130,933
Energy Select Sector SPDR Fund	2,299	207,807
Financial Select Sector SPDR Fund	20,254	1,093,514
Industrial Select Sector SPDR Fund	6,837	1,039,292
Invesco Senior Loan ETF	51,628	1,080,058
iShares Agency Bond ETF	17,371	1,911,157
iShares CMBS ETF	9,799	479,759
iShares Convertible Bond ETF	14,307	1,351,296
iShares iBoxx $Investment Grade Corporate Bond ETF	3,116	342,137
iShares J.P. Morgan EM High Yield Bond ETF	17,970	712,511
iShares MSCI Brazil ETF	171	5,044
iShares MSCI China ETF	12,301	754,174
iShares MSCI Hong Kong ETF	291	6,158
iShares MSCI Mexico ETF	248	15,361
iShares MSCI South Korea ETF	1,159	83,726
iShares TIPS Bond ETF	5,221	580,419
SPDR S&P Biotech ETF	312	28,033
SPDR S&P Homebuilders ETF	2,760	314,640
SPDR S&P Retail ETF	1,398	117,698
Utilities Select Sector SPDR Fund	9,338	787,380
Vanguard Emerging Markets Government Bond ETF	10,590	701,482
Vanguard FTSE Europe ETF	14,185	1,113,522
Vanguard Growth ETF	4,729	2,168,814
Vanguard Mid-Cap ETF	999	289,640
Vanguard Russell 2000 ETF	2,010	191,211
Vanguard US Momentum Factor ETF	5,838	1,057,087
Vanguard Value ETF	4,375	801,587
		17,364,440

TOTAL EXCHANGE TRADED FUNDS (Cost $16,057,726)		17,364,440

SHORT-TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(a)(b)	8,494,346	8,494,346

TOTAL SHORT-TERM INVESTMENTS (Cost $8,494,346)		8,494,346

TOTAL INVESTMENTS - 90.4% (Cost $24,552,070)		$25,858,786
Other Assets in Excess of Liabilities - 9.6%		2,742,822
TOTAL NET ASSETS - 100.0%		$28,601,608

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The accompanying notes are an integral part of these financial statements.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Unlimited HFND Multi-Strategy Return Tracker ETF

Consolidated Schedule of Futures Contracts

August 31, 2025

FUTURES CONTRACTS - 1.0%

				Value /
				Unrealized
	Contracts			Appreciation
Description	Purchased	Expiration Date	Notional Value	(Depreciation)
Bloomberg Commodity Index(a)	231	09/17/25	$2,374,449	$44,981
British Pound/U.S. Dollar Cross Currency Rate	17	09/15/25	1,435,756	23,248
E-mini S&P 500 Index	9	09/19/25	2,912,738	22,647
Gold(a)	1	10/29/25	348,720	14,834
iBoxx Bond Index	38	12/01/25	6,732,460	12,480
MSCI EAFE Index	9	09/19/25	1,224,495	27,150
MSCI Emerging Markets Index	48	09/19/25	3,035,760	110,850
Nikkei 225 Index	3	09/11/25	631,500	33,857
				290,047

				Value /
				Unrealized
	Contracts			Appreciation
Description	Sold	Expiration Date	Notional Value	(Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(5)	09/15/25	$327,375	$(3,827)
E-mini S&P Real Estate Select Sector	(22)	09/19/25	1,139,325	16,050
Japanese Yen/U.S. Dollar Cross Currency Rate	(5)	09/15/25	425,844	(2,021)
Swiss Franc/U.S. Dollar Cross Currency Rate	(2)	09/15/25	313,075	(4,674)
U.S. Treasury 5 Year Notes	(51)	12/31/25	5,582,906	(20,559)
				(15,031)

Net Unrealized Appreciation (Depreciation)				275,016

(a)	All or a portion of the investment is a holding of the Unlimited HFND Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES	Unlimited ETFs

August 31, 2025

	Unlimited HFEQ Equity Long/Short ETF	Unlimited HFGM Global Macro ETF (Consolidated)	Unlimited HFMF Managed Futures ETF (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
ASSETS:
Investments, at value (cost $11,449,686, $28,506,123, $1,724,171 and $24,552,070) (Note 2)	$11,520,256	$29,239,345	$1,724,171	$25,858,786
Fund shares sold		—	1,038,035	—
Deposit at broker for futures contracts	623,723	5,404,793	288,394	2,424,068
Interest receivable	4,535	14,505	6,111	31,696
Investment securities sold	—	111,541	—	96,036
Unrealized appreciation on futures contracts	60,120	1,407,604	60,920	306,097
Total assets	12,208,634	36,177,788	3,117,631	28,716,683

LIABILITIES:
Investment securities purchased	1,712,321	1,238,226	—	61,145
Payable to adviser (Note 4)	5,150	22,494	1,550	22,849
Unrealized depreciation on futures contracts	93,746	108,958	1,948	31,081
Total liabilities	1,811,217	1,369,678	3,498	115,075
NET ASSETS	$10,397,417	$34,808,110	$3,114,133	$28,601,608

NET ASSETS CONSISTS OF:
Paid-in capital	$10,406,892	$31,494,425	$3,044,788	$27,289,481
Total distributable earnings/(accumulated losses)	(9,475)	3,313,685	69,345	1,312,127
Total Net Assets	$10,397,417	$34,808,110	$3,114,133	$28,601,608

Net assets	$10,397,417	$34,808,110	$3,114,133	$28,601,608
Shares issued and outstanding(a)	500,000	1,170,000	150,000	1,250,000
Net asset value per share	$20.80	$29.75	$20.76	$22.88

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS	Unlimited ETFs

For the Year/Period Ended August 31, 2025

	Unlimited HFEQ Equity Long/Short ETF(b)	Unlimited HFGM Global Macro ETF(a) (Consolidated)	Unlimited HFMF Managed Futures ETF(b) (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
INVESTMENT INCOME:
Dividend income	$—	$152,450	$—	$1,107,493
Interest income	4,910	60,861	9,510	249,263
Total investment income	4,910	213,311	9,510	1,356,756

EXPENSES:
Investment advisory fee (Note 4)	5,572	60,178	2,071	300,737
Broker interest expense, net	—	—	—	51,445
Dividend expense	—	—	—	14,193
Other expenses and fees	36	—	—	173
Total expenses	5,608	60,178	2,071	366,548
NET INVESTMENT INCOME (LOSS)	(698)	153,133	7,439	990,208

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,165)	37,532	440	(719,222)
Futures	(22,214)	1,091,152	2,494	1,170,246
Securities sold short	—	—	—	(147,148)
Redemption-in-kind	—	—	—	762,102
Net realized gain (loss)	(46,379)	1,128,684	2,934	1,065,978
Net change in unrealized appreciation (depreciation) on:
Investments	70,570	733,222	—	(293,255)
Futures	(33,626)	1,298,646	58,972	(23,737)
Securities sold short	—	—	—	132,950
Net change in unrealized appreciation (depreciation)	36,944	2,031,868	58,972	(184,042)
Net realized and unrealized gain (loss)	(9,435)	3,160,552	61,906	881,936
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,133)	$3,313,685	$69,345	$1,872,144

(a) Inception date for the Fund was April 14, 2025.

(b) Inception date for the Fund was July 14, 2025.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Unlimited ETFs

	Unlimited HFEQ Equity Long/Short ETF(a)	Unlimited HFGM Global Macro ETF(b) (Consolidated)
	Period Ended August 31, 2025	Period Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$(698)	$153,133
Net realized gain (loss)	(46,379)	1,128,684
Net change in unrealized appreciation (depreciation)	36,944	2,031,868
Net increase (decrease) in net assets resulting from operations	(10,133)	3,313,685

CAPITAL TRANSACTIONS:
Subscriptions	10,407,550	31,494,425
Net increase (decrease) in net assets from capital transactions	10,407,550	31,494,425

NET INCREASE (DECREASE) IN NET ASSETS	10,397,417	34,808,110

NET ASSETS:
Beginning of the period	—	—

End of the period	$10,397,417	$34,808,110
SHARES TRANSACTIONS
Subscriptions	500,000	1,170,000
Total increase (decrease) in shares outstanding	500,000	1,170,000

(a) Inception date for the Fund was July 14, 2025.

(b) Inception date for the Fund was April 14, 2025.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	Unlimited ETFs

	Unlimited HFMF Managed Futures ETF(a) (Consolidated)	Unlimited HFND Multi-Strategy Return Tracker ETF (Consolidated)
	Period Ended August 31, 2025	Year Ended August 31, 2025	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$7,439	$990,208	$1,125,150
Net realized gain (loss)	2,934	1,065,978	1,523,172
Net change in unrealized appreciation (depreciation)	58,972	(184,042)	669,045
Net increase (decrease) in net assets resulting from operations	69,345	1,872,144	3,317,367

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(1,186,418)	(594,911)
Total distributions to shareholders	—	(1,186,418)	(594,911)

CAPITAL TRANSACTIONS:
Subscriptions	3,044,788	4,675,521	19,824,897
Redemptions	—	(14,832,677)	(23,618,602)
Net increase (decrease) in net assets from capital transactions	3,044,788	(10,157,156)	(3,793,705)

NET INCREASE (DECREASE) IN NET ASSETS	3,114,133	(9,471,430)	(1,071,249)

NET ASSETS:
Beginning of the year/period	—	38,073,038	39,144,287
End of the year/period	$3,114,133	$28,601,608	$38,073,038

SHARES TRANSACTIONS
Subscriptions	150,000	210,000	950,000
Redemptions	—	(685,000)	(1,125,000)
Total increase (decrease) in shares outstanding	150,000	(475,000)	(175,000)

(a) Inception date for the Fund was July 14, 2025.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	Unlimited HFEQ Equity Long/Short ETF

For a share outstanding throughout the period presented

Period ended
August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.00 (d)
Net realized and unrealized gain (loss) on investments(e)	0.80
Total from investment operations	0.80

Net asset value, end of period	$20.80

TOTAL RETURN(g)	3.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,397
Ratio of expenses to average net assets(f)(h)	0.95%
Ratio of net investment income to average net assets (c)(f)	(0.12)%
Portfolio turnover rate(g)(i)	125%

(a) Inception date for the Fund was July14, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d) Amount represents less than $0.005 per share.

(e) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(f) Annualized for periods less than one year.

(g) Not annualized for periods less than one year.

(h) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.

(i) Portfolio turnover rate excludes in-kind transactions

Unlimited HFGM Global
CONSOLIDATED FINANCIAL HIGHLIGHTS	Macro ETF

For a share outstanding throughout the period presented

Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.25
Net realized and unrealized gain (loss) on investments(d)	4.50
Total from investment operations	4.75

Net asset value, end of period	$29.75

TOTAL RETURN(g)	19.01%

SUPPLEMENTAL DATA AND RATIOS:	$34,808
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(e)(f)	0.95%
Ratio of net investment income to average net assets(c)(f)	2.42%
Portfolio turnover rate(g)(h)	65%

(a) Inception date for the Fund was April 14, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(f) Annualized for periods less than one year.

(g) Not annualized for periods less than one year.

(h) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Unlimited HFMF Managed Futures
CONSOLIDATED FINANCIAL HIGHLIGHTS	ETF

For a share outstanding throughout the period presented

Period ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.09
Net realized and unrealized gain (loss) on investments(d)	0.67
Total from investment operations	0.76

Net asset value, end of period	$20.76

TOTAL RETURN(g)	3.80%

SUPPLEMENTAL DATA AND RATIOS:	$3,114
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(e)(f)	0.95%
Ratio of net investment income to average net assets(c)(f)	3.41%
Portfolio turnover rate(g)(h)	0%

(a) Inception date for the Fund was July 14, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The amount does not include net investment income of the exchange traded funds in which the Fund invests.

(d)  Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e)  This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(f) Annualized for periods less than one year.

(g) Not annualized for periods less than one year.

(h) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	Unlimited HFND Multi-Strategy Return Tracker ETF

For a share outstanding throughout the year/period presented

	Year Ended August 31, 2025	Year Ended August 31, 2024	Period Ended August 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$22.07	$20.60	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.69	0.62	0.15
Net realized and unrealized gain (loss) on investments(d)	0.92	1.14	0.54
Total from investment operations	1.61	1.76	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.80)	(0.29)	(0.09)
Total distributions	(0.80)	(0.29)	(0.09)

Variable fees	-	-	0.00 (e)
Net asset value, end of year/period	$22.88	$22.07	$20.60

TOTAL RETURN(g)	7.46%	8.64%	3.46%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$28,602	$38,073	$39,144
Ratio of expenses to average net assets(f)(h)	1.16%	1.83%	2.67%
Ratio of dividend, interest, and tax expenses to average net assets(f)(h)	0.21%	0.88%	1.72%
Ratio of expenses excluding dividend, interest, and tax expenses to average net assets(f)(h)	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets(c)(h)	3.13%	2.96%	0.81%
Portfolio turnover rate(i)(g)	295%	340%	232%

(a) Inception date of the Fund was October 10, 2022.

(b) Net investment income per share has been calculated based on average shares outstanding during the year.

(c)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. This ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)  Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the period.

(e) Does not round to 0.01 or (0.01), if applicable.

(f) This ratio excludes the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedule of Investments.

(g) Not annualized for periods less than one year.

(h) Annualized for periods less than one year.

(i) Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

August 31, 2025

NOTE 1 - ORGANIZATION

The Unlimited ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Unlimited Funds Inc. (“Unlimited” or the “Sub-Adviser”) serves as investment sub-adviser. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Fund:	Commencement Date:
Unlimited HFEQ Equity Long/Short ETF (the “HFEQ ETF”)	July 14, 2025
Unlimited HFGM Global Macro ETF (the “HFGM ETF”)	April 14,2025
Unlimited HFMF Managed Futures ETF (the “HFMF ETF”)	July 14, 2025
Unlimited HFND Multi-Strategy Return Tracker ETF (the “HFND ETF”)	October 10, 2022

The investment objective for all of the Funds is to seek capital appreciation. The HFEQ ETF,HFGM ETF, HFMF ETF, and HFND ETF are collectively referred to herein as the “Unlimited ETF.”

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

Notes to Financial Statements

August 31, 2025

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2025:

HFEQ ETF

	Level 1	Level 2	Level 3	Total
Assets:

Investments:
Exchange Traded Funds	$8,729,967	$—	$—	$8,729,967
Money Market Funds	2,790,289	—	—	2,790,289
Total Investments	$11,520,256	$—	$—	$11,520,256
Assets:
Other Financial Instruments:(a)
Futures Contracts	60,120	—	—	60,120
Total Other Financial Instruments	$60,120	$—	$—	$60,120

Notes to Financial Statements

August 31, 2025

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(93,746)	—	—	(93,746)
Total Other Financial Instruments	$(93,746)	$—	$—	$(93,746)

HFGM ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$23,789,456	$—	$—	$23,789,456
Money Market Funds	5,449,889	—	—	5,449,889
Total Investments	$29,239,345	$—	$—	$29,239,345
Assets:
Other Financial Instruments:(a)
Futures Contracts	1,407,604	—	—	1,407,604
Total Other Financial Instruments	$1,407,604	$—	$—	$1,407,604
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(108,958)	—	—	(108,958)
Total Other Financial Instruments	$(108,958)	$—	$—	$(108,958)

HFMF ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$1,724,171	$—	$—	$1,724,171
Total Investments	$1,724,171	$—	$—	$1,724,171
Assets:
Other Financial Instruments:(a)
Futures Contracts	60,920	—	—	60,920
Total Other Financial Instruments	$60,920	$—	$—	$60,920
Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(1,948)	—	—	(1,948)
Total Other Financial Instruments	$(1,948)	$—	$—	$(1,948)

HFND ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$17,364,440	$—	$—	$17,364,440
Money Market Funds	8,494,346	—	—	8,494,346
Total Investments	$25,858,786	$—	$—	$25,858,786
Assets:
Other Financial Instruments:(a)
Futures Contracts	306,097	—	—	306,097
Total Other Financial Instruments	$306,097	$—	$—	$306,097

Notes to Financial Statements

August 31, 2025

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(31,081)	—	—	(31,081)
Total Other Financial Instruments	$(31,081)	$—	$—	$(31,081)

(a)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of August 31, 2025.

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts  (a  type  of  derivative),  how  they are accounted  for  and  how  they  affect an  entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average net notional amount of futures contracts outstanding during the period ended August 31, 2025 were:

Fund	Instrument	Average Notional Amount
HFEQ ETF	Open Long Futures Contracts	$5,998,747
	Open Short Futures Contracts	(1,112,119)
HFGM ETF	Open Long Futures Contracts	46,216,343
	Open Short Futures Contracts	(14,136,716)
HFMF ETF	Open Long Futures Contracts	3,763,277
	Open Short Futures Contracts	(309,106)
HFND ETF	Open Long Futures Contracts	12,187,752
	Open Short Futures Contracts	(13,198,852)

Notes to Financial Statements

August 31, 2025

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair value of derivative instruments as of August 31, 2025:

		Asset Derivatives as of August 31, 2025		Liability Derivatives as of August 31, 2025
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
HFEQ ETF	Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
	Equities Risk		$60,120		$93,746
HFGM ETF[1]	Futures Contracts

	Commodities Risk		$671,483		$57,922

	Equities Risk		588,126		—

	Foreign Exchange Currencies Risk		145,588		24,293

	Interest Rate Risk		2,407		26,743

	Total Futures Contracts		$1,407,604		$108,958
HFMF ETF[1]	Futures Contracts

	Commodities Risk		$26,260		$730

	Equities Risk		19,240		—

	Foreign Exchange Currencies Risk		15,420		1,218

	Interest Rate Risk		—		—

	Total Futures Contracts		$60,920		$1,948
HFND ETF[1]	Futures Contracts

	Commodities Risk		$14,835		$—

	Equities Risk		268,014		—

	Foreign Exchange Currencies Risk		23,248		10,522

	Interest Rate Risk		—		20,559

	Total Futures Contracts		$306,097		$31,081

1 Consolidated Statement of Assets and Liabilities

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year or period ended August 31, 2025 was as follows:

Notes to Financial Statements

August 31, 2025

		Location of Gain (Loss) on Derivatives Recognized in	Realized Gain (Loss) on Derivatives Recognized in	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in
Fund	Instrument	Income	Income	Income
HFEQ ETF	Futures Contracts	Net realized and unrealized gain (loss) on futures contracts
	Equities Risk		$(22,214)	$(33,626)
HFGM ETF[1]	Futures Contracts
	Commodities Risk		$191,958	$613,560
	Equities Risk		994,461	588,126
	Foreign Exchange Currencies Risk		(102,895)	121,296
	Interest Rate Risk		7,628	(24,336)
	Total Futures Contracts		$1,091,152	$1,298,646
HFMF ETF[1]	Futures Contracts
	Commodities Risk		$(525)	$25,530
	Equities Risk		9,584	19,241
	Foreign Exchange Currencies Risk		(7,532)	14,201
	Interest Rate Risk		967	—
	Total Futures Contracts		$2,494	$58,972
HFND ETF[1]	Futures Contracts
	Commodities Risk		$546,329	$(18,990)
	Equities Risk		794,094	(15,230)
	Foreign Exchange Currencies Risk		(123,940)	53,901
	Interest Rate Risk		(46,237)	(43,418)
	Total Futures Contracts		$1,170,246	$(23,737)

1 Consolidated Statement of Operations

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the

Notes to Financial Statements

August 31, 2025

manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiaries (defined below) are exempted Cayman investment companies and as such are not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiaries are controlled foreign corporations not subject to U.S. income taxes. As wholly-owned controlled foreign corporations, the Subsidiaries’ net income and capital gains, if any, will be included each year in the Funds’ investment company taxable income.

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended August 31, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. and StoneX Financial, Inc. acting as the futures commission merchant.

Basis for Consolidation for the Funds - Each Fund may invest up to 25% of its total assets in its respective Subsidiary, the Unlimited HFGM Cayman Subsidiary (“HFGM CFC”), Unlimited HFMF Cayman Subsidiary (“HFMF CFC”), and Unlimited HFND Cayman Subsidiary (“HFND CFC”), respectively (collectively, the “Subsidiaries”). The Subsidiaries will generally invest in futures contracts that do not generate

Notes to Financial Statements

August 31, 2025

“qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Funds, the Subsidiaries may invest without limitation in futures contracts; however, the Subsidiaries will comply with the same 1940 Act requirements that are applicable to the Funds’ transactions in derivatives. In addition, the Subsidiaries will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Funds. Unlike the Funds, the Subsidiaries will not seek to qualify as RICs under the Code. The Funds are the sole investor in their respective Subsidiaries and do not expect the shares of the Subsidiaries to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Funds and their Subsidiaries.

Each Fund’s investment in its subsidiary as of August 31, 2025 was as follows:

Fund	Subsidiary	Net Assets	% of Fund
HFGM ETF	HFGM CFC	$2,305,002	6.62%
HFMF ETF	HFMF CFC	84,235	2.70%
HFND ETF	HFND CFC	465,111	1.63%

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Brokers - Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represent amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and cash equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to Financial Statements

August 31, 2025

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Short Sales. Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Each Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Fund. Each Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. Each Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. Each Fund will be required to pledge its liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet a Fund’s needs for immediate cash or other liquidity. In addition, each Fund may be subject to expenses related to short sales

Notes to Financial Statements

August 31, 2025

that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with a Fund’s open short positions. These types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause a Fund to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of each Fund.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to net operating losses, redemptions in-kind, and adjustments for Subsidiary income. For the periods ended August 31, 2025, the following adjustments were made:

		Total distributable
Fund	Paid-In Capital	earnings/(accumulated losses)
HFEQ ETF	$(658)	$658
HFGM ETF	—	—
HFMF ETF	—	—
HFND ETF	662,712	(662,712)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Cayman Subsidiary Risk (HFGM ETF, HFMF ETF, and HFND ETF only). By investing in their respective Subsidiaries, the Funds are indirectly exposed to the risks associated with each Subsidiary’s investments. Futures contracts and swap agreements held by each Subsidiary are subject to the same economic risks that apply to similar investments if held directly by each Fund. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, are not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to continue to operate as it does currently and could adversely affect the Funds.

Commodity Risk (HFGM ETF, HFMF ETF, and HFND ETF only). Broad- based exchange-traded funds (“Underlying ETFs”) that invest in the commodities markets may subject to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Currency ETF Risk (HFGM ETF and HFMF ETF only). Currency ETFs in which each Fund invests will determine their NAV in U.S. dollars. A Currency ETF’s NAV could decline if the currency of one or more of the non-U.S. markets in which the Currency ETF invests depreciates against the U.S. dollar and the depreciation of one currency is not offset by appreciation in another currency and/or the Currency ETF’s attempt to hedge currency exposure to the depreciating currency or currencies is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency. In addition, fluctuations in the exchange rates of currencies could affect the economy or particular business operations of companies in a geographic region, including securities in which the Currency ETF invests, causing an adverse impact on the Currency ETF’s investments in the affected region and the United States. As a result, investors (such as the Funds) have the potential for losses regardless of the length of time they intend to hold Currency ETF Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Currency ETF’s NAV may change quickly and without warning.

Notes to Financial Statements

August 31, 2025

Data Lag Risk. The Sub-Adviser’s approach has limitations because the Models are derived using past returns Data, and therefore the investment strategy is structurally time lagged. The delays between when particular hedge funds’ returns occur and when they are reported creates additional lag. The Sub-Adviser expects that these structural lags will create divergence between the Funds’ returns and the corresponding hedge fund sector’s returns.

Derivatives Risk. Each Fund’s or an Underlying ETF’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, each Fund or an Underlying ETF, as applicable, may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Derivative instruments may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain derivative investments could also affect the amount, timing, and character of distributions to shareholders, which may result in each Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact each Fund’s after-tax returns.

Emerging Markets Risk. Each Fund may invest in Underlying ETFs that invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of each Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause each Fund to decline in value.

Equity Market Risk. The equity securities held by each Fund or by the Underlying ETFs in which each Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which each Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in each Fund’s portfolio or an Underlying ETF’s portfolio may underperform in comparison to securities in the general securities markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, or government controls.

ETF Risk. Each Fund (and each Underlying ETF) is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to Financial Statements

August 31, 2025

Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, each Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used. In addition, cash redemption costs could include brokerage costs or taxable gains or losses, which might not have otherwise been incurred if the redemption was fully in-kind.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE and NYSE Arca, Inc. (the “Exchanges”) and may be traded on U.S. exchanges other than the Exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effect on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Factor Risk. The market may reward certain factors (such as value, momentum) for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Fixed Income Securities Risk (HFGM ETF, HFMF ETF, and HFND ETF only). Each Fund may invest in Underlying ETFs that invest in fixed income securities. The prices of fixed income securities may be affected by changes in interest rates, the creditworthiness and financial strength of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer-duration and/or higher quality fixed income securities. Falling interest rates will cause an Underlying ETF to reinvest the proceeds of fixed income securities that have been repaid by the issuer at lower interest rates and may also reduce such Underlying ETF’s distributable income because interest payments on floating rate fixed income instruments held by the Underlying ETF will decline. Each Fund could lose money on

Notes to Financial Statements

August 31, 2025

indirect investments in fixed income securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner.

Foreign Securities Risk. Foreign securities held by Underlying ETFs in which each Fund invests involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, each Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. Each Fund, each Subsidiary, or Underlying ETFs may invest in futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for each Fund or an Underlying ETF, as applicable, to make daily cash payments to maintain its required margin, particularly at times when a Fund or Underlying ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equity securities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in each Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price a Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Underlying ETFs’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

High Portfolio Turnover Risk. The hedge fund indices have historically had high portfolio turnover rates. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in each Fund due to an increase in short-term capital gains.

High Yield Securities Risk. Each Fund may invest in Underlying ETFs that hold fixed-income securities rated below investment grade. Securities rated below investment grade are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments.

Notes to Financial Statements

August 31, 2025

Machine Learning, Model and Data Risk. Each Fund relies heavily on proprietary “machine learning” selection processes. In addition, the composition of each Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). As of the date of each Prospectus, the Sub-Adviser’s machine learning models have not formed the basis of actual investments by the Sub-Adviser. To the extent the machine learning process does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and the Funds may lose value. Similarly, when Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Funds that would not have been made had the Models and Data been correct and complete.

Management Risk. Each Fund and each Subsidiary are actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds. In addition, the Funds’ principal investment strategies are dependent upon the Sub-Adviser’s use of a machine learning security selection process and, as a result, the Sub-Adviser’s skill in understanding and utilizing such process.

Market Capitalization Risk. These risks apply to the extent the Underlying ETFs in which each Fund invests hold securities of large-, mid- and small-capitalization companies.

Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Newer Fund Risk. Each Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. While the total operating expenses of each Fund will be limited by the Fund’s unitary management fee, there can be no assurance that the Funds will grow to or maintain an economically viable size. If a Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

Newer Sub-Adviser Risk. Unlimited is a recently registered investment adviser with a limited track record serving as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge Unlimited and it is possible Unlimited may not achieve each Fund’s intended investment objective. In addition, Unlimited currently has limited personnel and resources, which may prevent it from being able to continue to provide sub-advisory services if one of the principals becomes incapacitated. Over time, Unlimited will augment its resources as market conditions permit. In addition, Unlimited regularly evaluates its

Notes to Financial Statements

August 31, 2025

business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

Sector Risk. To the extent an Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Shorting Risk (HFND ETF only). The Fund may also seek short exposure through the use of futures contracts or swap agreements, which will expose the Fund to certain risks such as a potential increase in volatility and the risks inherent to the underlying reference instrument. A short position in a derivative instrument also involves transaction costs and the risk of an increase in the value of the underlying reference instrument. These risks may cause the Fund’s return to be lower.

Short Selling Risk (HFEQ ETF, HFGM ETF, and HFMF ETF only). Each Fund may make short sales of securities of Underlying ETFs, which involves selling a security it does not own in anticipation that the price of the security will decline. Short sales may involve substantial risk and leverage. Short sales expose a Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Funds. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Swap Agreement Risk. Each Fund, each Subsidiary, or an Underlying ETFs may invest in swap agreements. Swap agreements could result in losses if the underlying asset or reference does not perform as anticipated. Swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Funds (or the Underlying Fund) may lose money.

Tax Risk (HFGM ETF, HFMF ETF, and HFND ETF only). The federal income tax treatment of each Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of a Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If a Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the a Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Underlying ETFs Risks. Each Fund will incur higher and duplicative expenses because it invests in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. Each Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described above.

Volatility Risk (HFEQ ETF, HFGM ETF, and HFMF ETF only). Each Fund seeks to achieve a higher level of volatility than its target hedge fund industry sector, which may result in substantial price fluctuations over short

Notes to Financial Statements

August 31, 2025

periods. As a result, the value of the Funds’ investments may rise or fall significantly, and investors should be prepared for increased levels of volatility compared to traditional equity funds. While each Fund aims to manage this volatility, there is no guarantee that it will achieve its desired volatility level, and market conditions may cause even greater fluctuations in the Funds’ performance. The use of derivatives such as futures contracts and swaps introduces additional risks, which may amplify the effects of volatility and lead to significant losses.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also serves as adviser to the Subsidiaries pursuant to advisory agreements between the Adviser and the Subsidiaries (the “Subsidiary Advisory Agreements”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiaries and is not entitled to any compensation under the Subsidiary Advisory Agreements. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment Advisory
Fund	Fee
HFEQ ETF	0.95%
HFGM ETF	0.95%
HFMF ETF	0.95%
HFND ETF	0.95%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended August 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual

Notes to Financial Statements

August 31, 2025

rate of 0.02% of each Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period for the HFEQ ETF.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

August 31, 2025

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, futures, securities sold short and purchases and sales of the Subsidiaries were as follows:

Fund	Purchases	Sales
HFEQ ETF	$5,934,585	$6,712,414
HFGM ETF	$17,640,843	$8,238,406
HFMF ETF	$765,356	$765,267
HFND ETF	$75,382,513	$90,639,439

For the period ended August 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the period ended August 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
HFEQ ETF	$9,461,476	$—
HFGM ETF	$13,618,070	$—
HFMF ETF	$—	$—
HFND ETF	$3,808,192	$10,954,276

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended August 31, 2025 were as follows:

Fund	Distributions paid from:	August 31, 2025	August 31, 2024
HFEQ ETF	Ordinary income	$—	N/A
HFGM ETF	Ordinary income	$—	N/A
HFMF ETF	Ordinary income	$—	N/A
HFND ETF	Ordinary income	$1,186,418	$594,911

As of the fiscal period ended, August 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	HFEQ	HFGM	HFMF	HFND
	ETF	ETF	ETF	ETF
Cost of investments(a)	$11,473,407	$28,534,320	$1,724,171	$24,954,181
Gross tax unrealized appreciation	66,645	706,657	—	910,490
Gross tax unrealized depreciation	(19,796)	(1,632)	—	(5,885)
Net tax unrealized appreciation (depreciation)	46,849	705,025	—	904,605
Undistributed ordinary income (loss)	—	1,647,346	47,468	1,092,280

Notes to Financial Statements

August 31, 2025

	HFEQ	HFGM	HFMF	HFND
	ETF	ETF	ETF	ETF
Undistributed long-term capital gain (loss)	–	961,314	21,878	–
Total distributable earnings	–	2,608,660	69,346	1,092,280
Other accumulated gain (loss)	(56,324)	–	–	(684,756)
Total distributable earnings/(accumulated losses)	$(9,475)	$3,313,685	$69,346	$1,312,125

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended August 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of August 31, 2025, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term	Long-Term
HFEQ ETF	$22,796	$33,528
HFGM ETF	–	–
HFMF ETF	–	–
HFND ETF	684,756	–

NOTE 8 - SHARES TRANSACTIONS

Shares of the HFEQ ETF, and HFMF ETF are listed and traded on the NYSE Arca, Inc. Shares of the HFND ETF and HFGM ETF are listed and traded on the New York Stock Exchange LLC. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $500 for the HFEQ ETF and HFGM ETF and $300 for the HFMF ETF and HFND ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash

Notes to Financial Statements

August 31, 2025

transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Unlimited ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts, of the funds listed below (the “Funds”), each a series of Tidal Trust I, as of August 31, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”) . In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statements of Changes in
Fund Name	Statements of Operations	Net Assets	Financial Highlights
Unlimited HFEQ Equity Long/Short ETF and Unlimited HFMF Managed Futures ETF*	For the period from July 14, 2025 (commencement of operations) through August 31, 2025
Unlimited HFGM Global Macro ETF*	For the period from April 14, 2025 (commencement of operations) through August 31, 2025
Unlimited HFND Multi- Strategy Return Tracker ETF*	For the year ended August 31, 2025	For the years ended August 31, 2025 and 2024	For the years ended August 31, 2025 and 2024, and the period from October 10, 2022 (commencement of operations) through August 31, 2023

* The financial statements referred to throughout are consolidated.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

October 30, 2025

Other Non-Audited Information	Unlimited ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Unlimited HFEQ Equity Long/Short ETF	0.00%
Unlimited HFGM Global Macro ETF	0.00%
Unlimited HFMF Managed Futures ETF	0.00%
Unlimited HFND Multi-Strategy Return Tracker ETF	24.70%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2025, was as follows:

Unlimited HFEQ Equity Long/Short ETF	0.00%
Unlimited HFGM Global Macro ETF	0.00%
Unlimited HFMF Managed Futures ETF	0.00%
Unlimited HFND Multi-Strategy Return Tracker ETF	7.99%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2025, was as follows:

Unlimited HFEQ Equity Long/Short ETF	0.00%
Unlimited HFGM Global Macro ETF	0.00%
Unlimited HFMF Managed Futures ETF	0.00%
Unlimited HFND Multi-Strategy Return Tracker ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on October 4, 2023 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of each of the Unlimited HFEQ Equity Long/Short ETF (f/k/a Unlimited HFEQ Equity Long/Short Return Tracker ETF), Unlimited HFGM Global Macro ETF (f/k/a Unlimited HFGM Global Macro Return Tracker ETF), Unlimited HFEV Event Driven ETF (f/k/a Unlimited HFEV Event Driven Return Tracker ETF), Unlimited HFFI Fixed Income ETF (f/k/a Unlimited HFFI Fixed Income Return Tracker ETF, Unlimited HFEM Emerging Markets ETF (f/k/a Unlimited HFEM Emerging Markets Return Tracker ETF, Unlimited HFMF Managed Futures ETF (f/k/a Unlimited HFMF Managed Futures Return Tracker ETF), Unlimited Ultra HFND Multi-Strategy ETF (f/k/a Unlimited Ultra HFND Multi-Strategy Return Tracker ETF) and Unlimited Low-Beta HFND Multi-Strategy ETF (each, a “Fund,” and together, the “Funds”), each a proposed series of the Trust, and Tidal Investments LLC, the Funds’ proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for each Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund, including trade execution and recommendations with respect to the hiring, termination or replacement of sub- advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s personnel that will be involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by each of the Funds.

The Board also considered other services to be provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Unlimited Funds Inc. (“Unlimited” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as an actively- managed ETF. The Board noted that the Adviser would be responsible for trade execution for each Fund and the Funds’ Sub-Adviser would be responsible for selecting each Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each of the Funds and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration. The Board also considered that because the portfolio decision- making for each Fund would be performed by the Sub-Adviser, each Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to each Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the Sub-Adviser’s services.
3.	Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by each Fund, subject to the Sub-Adviser’s contractual agreement to assume such obligations in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board considered comparative information prepared by U.S. Bank Global Fund Services utilizing data provided by Morningstar Direct relating to the cost structure of each Fund relative to a peer group. The Board noted that each Fund was compared to a peer group of ETFs in the U.S. fund multistrategy category (the “Morningstar category”). The Board also considered comparative information prepared by Tidal Fund Services, LLC, the Funds’ administrator, in partnership with AltaVista Research, LLC, comparing each Fund’s cost structure to additional peer groups within the broader Morningstar category based on select criteria.

The Board concluded that each Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to each Fund by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Funds, taking into account an analysis of the Adviser’s expected profitability with respect to each Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Funds Grow. The Board considered the potential economies of scale that each Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit each of the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to each Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

At the meeting held on October 4, 2023, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, proposed to be entered into between the Adviser and Unlimited. Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to each Fund as well as its specific responsibilities in all aspects of day-to-day investment management of each Fund. The Board considered the qualifications, experience and responsibilities of Bob Elliott and Bruce McNevin, who will each serve as a portfolio manager for each Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser serves as the sub-adviser to the Unlimited HFND Multi-Strategy Return Tracker ETF, a series of the Trust, which employs a similar investment process as each of the Funds.

The Board also considered other services provided to each Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for each Fund’s portfolio investment decisions, subject to the supervision of the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub- Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Sub-Adviser. The Board noted that the Funds had not yet commenced operations and, therefore, concluded that performance of the Funds was not a relevant factor for consideration.

3.	Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of each Fund’s proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser for each Fund. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by each Fund is not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees to be paid to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fees and was reasonable in light of the services to be provided by the Sub-Adviser.
4.	Extent of Economies of Scale as the Funds Grow. Since the sub-advisory fees payable to the Sub-Adviser are not paid by the Funds, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as each Fund’s assets increase.
5.	Benefits to be Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Funds. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser will provide to each Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 10, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 10, 2025

* Print the name and title of each signing officer under his or her signature.